Debt (Tables)	12 Months Ended
Aug. 31, 2020
Debt
Schedule of debt outstanding

As of August 31, 2018, the Company had the following outstanding debt balances which were converted to Units (defined below) during the year ended August 31, 2019:

	Issue Date	Maturity Date	Principal	Debt Discount	Balance	Interest Payable
As of August 31, 2018:
March 2015 Loan as amended	3/4/2015	12/31/2019	$600,000	$-	$600,000	$186,797
2013 Note as amended	10/7/2013	12/31/2019	3,000,000	(663,918)	2,336,082	1,337,146
			$3,600,000	$(663,918)	$2,936,082	$1,523,943